Investments (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2018		Dec. 31, 2017
Current investments
Investments in marketable securities at fair value through profit and loss and others	₪ 463		₪ 494
Bank deposits	1,384		275
Investments	₪ 1,847	[1]	₪ 769

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1